Stock-based Compensation (Notes)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock Option Plans and Stock Based Compensation

Management Equity Plan
On March 12, 2015, the Board of Directors of Momentive approved the MPM Holdings Inc. Management Equity Plan (the “MPMH Equity Plan”). Under the MPMH Equity Plan, Momentive can award no more than 3,818,182 shares which may consist of options, restricted stock units, restricted stock and other stock-based awards, qualifying as equity classified awards in accordance with ASC 718 “Compensation - Stock Compensation”. The restricted stock units are non-voting units of measurement which are deemed to be equivalent to one common share of Momentive. The options are options to purchase common shares of Momentive. The awards contain restrictions on transferability and other typical terms and conditions. The purpose of the MPMH Equity Plan is to assist the Company in attracting, retaining, incentivizing and motivating employees and Directors and to promote the success of the Company’s business by providing such participating individuals with a proprietary interest in the performance of the Company.
On April 10, 2015, the Compensation Committee of the Board of Directors of Momentive approved grants under the MPMH Equity Plan of restricted stock units and options to certain of the Company’s key managers, including the Company’s named executive officers and directors.

The following is a summary of key terms of the stock-based awards granted under the MPMH Equity Plan during the fiscal year ended December 31, 2015:

Award	Vesting Terms	Option/Unit Terms
Stock Options—Tranche A	Performance-based and market-based upon achievement of targeted common stock prices either through a sale or an IPO with certain conditions as such terms are defined by the MPMH Equity Plan	10 years
Stock Options—Tranche B	Performance-based and market-based upon achievement of targeted common stock prices either through a sale or an IPO with certain conditions as such terms are defined by the MPMH Equity Plan	10 years
Restricted Stock Units	Cliff vest four years after grant date; Immediate vesting upon a change in control event and ratable vesting in the event of an IPO as defined in the MPMH Equity Plan	NA
Stock Options
The estimated fair values of Stock Options granted and the assumptions used for the Monte Carlo option-pricing model were as follows:

	Year Ended
	December 31, 2015
	Tranche A	Tranche B
Estimated fair values	$7.93	$7.62
Assumptions:
Strike Price	$20.33	$20.33
Risk-free interest rate	0.48%	0.48%
Expected term	1.73 years	1.73 years
Expected volatility	47.00%	47.00%
Tranche Market Threshold	$30.50	$40.66
The fair market value of the underlying stock price for the purpose of determining strike price was derived from a discounted cash-flow model. The risk-free interest rate has been determined on the yields for U.S. Treasury securities for a period approximating the expected term compounded continuously. The expected term represents the average of anticipated exit scenarios. The expected volatility has been estimated based on the volatilities using a weighted peer group of companies which are deemed to be similar to the Company and is calculated using the expected term of the stock options granted. The Tranche Market Thresholds are the average targeted expected closing prices over 10 days in the event of the underlying stocks trading publicly.
Information on stock option activity at the weighted average exercise price of $20.33 per underlying share is as follows:

	Year Ended
	December 31, 2015
	Tranche A	Tranche B
Balance at beginning of the period	—	—
Granted	910,420	910,420
Exercised	—	—
Forfeited	(117,600)	(117,600)
Expired	—	—
Balance at end of the period	792,820	792,820
As there have been no performance and market based achievements since the date of the grant, there has been no compensation expense recorded during the fiscal year ended December 31, 2015. At December 31, 2015, unrecognized compensation expense related to non-vested stock options was $12. Stock-based compensation cost related to stock options will be recognized once the satisfaction of the performance and market conditions becomes probable.
Restricted Stock Units
Information on Restricted Stock Units (“RSU”) activity at the weighted average grant date fair value of $20.33 per stock unit is as follows:

Year Ended
December 31, 2015
Balance at beginning of the year	—
Granted	817,251
Vested	—
Forfeited	(104,489)
Expired	—
Balance at end of the year	712,762
The fair market value of $20.33 per unit related to the RSUs at the grant date is derived through relying on material financial weighted analysis of the Company developed at the time the Company emerged from Chapter 11, after considering recent sales of stock to related parties and the review of market conditions and financial performance as of April 10, 2015. The material financial weighted analysis on the Effective Date consisted of (i) a discounted cash flow analysis, (ii) a selected publicly traded company analysis and (iii) a selected transactions analysis. The RSUs are 100% vested upon the fourth anniversary of the date of grant (“Scheduled Vesting Date”) provided that the grantee remains continuously employed in active service by the Company or one of its affiliates from the date of grant through the Scheduled Vesting Date.
Additionally, vesting of the RSU grants could be accelerated: (i) upon a Sale of the Company occurring prior to the Scheduled Vesting Date, the RSUs, to the extent unvested, shall become fully vested, subject to the grantee’s continued employment through the effective date of such Sale; or (ii) upon an IPO occurring prior to the Scheduled Vesting Date, a graded percentage of the RSUs, shall become vested subject to the grantee’s continued employment through the effective date of the IPO.
There were no performance-based achievements since the date of the grant The fair value of the Company’s RSUs, net of estimated forfeitures is expensed on a straight-line basis over the required service period, currently four years.
Stock-based compensation expense related to the RSU awards was approximately $3 for the fiscal year ended December 31, 2015. As of December 31, 2015, unrecognized compensation related to RSU awards was $10 and expense will be recognized over the remaining 3.2 years vesting period. Stock-based compensation cost related to RSU awards may be accelerated once the satisfaction of one of the performance conditions outlined becomes probable.
Although the MPMH Equity Plan, under which the above awards were granted, is sponsored by Momentive, the underlying compensation costs represent compensation costs paid for by Momentive on MPM’s behalf, as a result of the employees’ services to MPM. None of the stock grants have been forfeited since the grant date and the Company intends to issue new stock to deliver shares under the MPMH Equity Plan.

Cancellation and Expiration of MPM’s Outstanding Old Equity Awards
As of the Effective Date, in conjunction with the MPM’s emergence from Chapter 11, all outstanding unvested unit options and restricted deferred units were canceled, effective immediately. In addition, all vested unit options to purchase units of Hexion Holdings (the Company’s prior ultimate parent) were modified to have an expiration date 90 days subsequent to the Effective Date, and on January 22, 2015, all such unit options expired unexercised.
Financial Statement Impact Old Equity Awards on MPM
Share-based compensation expense was recognized, net of estimated forfeitures, over the requisite service period on a graded-vesting basis, and is included in “Selling, general and administrative expense” in the Consolidated Statements of Operations. The Company adjusted compensation expense periodically for forfeitures.
The Company recognized share-based compensation expense of $0, less than $1, and $1 for the successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the years ended December 31, 2013, respectively, related to the old Equity Awards.
MPM Unit Option Activity
Following is a summary of activity under the Company's unit option plans for the fiscal year ended December 31, 2014:

	Hexion Holdings Common Units	Weighted Average Exercise Price
Outstanding at December 31, 2013	10,933,986	$2.69
Forfeited	(14,184)	$4.85
Outstanding at December 31, 2014	10,919,802	$2.68

All outstanding options as of December 31, 2014 subsequently expired on January 22, 2015.
The total amount of cash received and total intrinsic value (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) of options exercised during the successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the year ended December 31, 2013 was $0.
MPM’s Restricted Unit Activity
Following is a summary of activity under the Company's restricted unit plan for the year ended December 31, 2014:

	Hexion Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	1,174,860	$1.92
Restricted units forfeited	(2,955)	$4.85
Restricted units canceled	(1,171,905)	$1.91
Nonvested at December 31, 2014	—	N/A